Investments in Associate (Disclosure of Associates) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 18, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	$ 2,694	$ 4,277	$ 2,694
Fair value adjustments	(99)
Exercise of warrants			624
Purchase of additional shares			523
Write down of investment		(2,721)
Share of net income (loss)		(225)	(21)
Shares and warrants presented as marketable securities at ending		1,331	4,277
Medgold
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	2,694	3,075	2,694
Purchase of additional shares			249
Write down of investment		(1,937)
Share of net income (loss)		(164)	132
Shares and warrants presented as marketable securities at ending		974	3,075
Prospero
Disclosure of associates [line items]
Shares and warrants presented as marketable securities at beginning	556	1,202	556
Fair value adjustments	$ (99)
Exercise of warrants			624
Purchase of additional shares			274
Write down of investment		(784)
Share of net income (loss)		(61)	(153)
Shares and warrants presented as marketable securities at ending		$ 357	$ 1,202